INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31,
	2023	2022
Gross Carrying Amount:

Technology	$10,113	$10,113
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	1,651
IP R&D	3,659	3,659

	$20,892	$20,892
Accumulated amortization:

Technology	$10,113	$9,117
Backlog	1,877	1,877
Customer relationships	3,592	3,592
Software license	1,651	660
IP R&D	2,744	2,135

	$19,977	$17,381

Net Carrying Amount:	$915	$3,511

Schedule of Estimated Amortization Expense
Year ending December 31,

2024	$610
2025	305

Total	$915